Commitment and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

23. COMMITMENTS AND CONTINGENCIES

Lease commitments

Future minimum payments under lease commitments as of December. 31, 2017 were as follows:

For the years ended December 31:	RMB
2018	7,490
2019 and after	1,930
9,420

Capital commitments

As of December 31, 2017, future minimum capital commitments under non-cancelable construction and investments were as follows:

Capital commitment for the purchase of property, plant and equipment	RMB423,441